LEASES (Narrative) (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) ft²	Nov. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Area of property under operating lease | ft²	3,352
Lease and rent expense per month	$ 7,752		$ 114,822	$ 102,445
Operating Lease expense	22,072
Short-term lease cost	$ 12,471
Subsequent Event
Lessee, Lease, Description [Line Items]
Increased lease and rent expense in November 2019		$ 7,891